STANDARD AND POOR'S MIDCAP 400 DEPOSITARY RECEIPTSTM

("MIDCAP SPDRS")

MIDCAP SPDR TRUST, SERIES 1

A UNIT INVESTMENT TRUST

ANNUAL REPORT

SEPTEMBER 30, 2008

"S&P", "S&P MidCap 400 Index", "Standard & Poor's", "Standard & Poor's MidCap 400 Depositary Receipts", and "MidCap SPDRs" are trademarks of The McGraw-Hill Companies, Inc. and have been licensed for use by PDR Services LLC and NYSE Alternext US LLC. The Trust, however, is not sponsored by or affiliated with Standard & Poor's Corporation or The McGraw-Hill Companies, Inc.

MidCap SPDR Trust, Series 1
Trust Overview

OBJECTIVE:

To replicate the total return of the S&P MidCap 400 IndexTM.

STRATEGY:

The MidCap SPDR Trust, Series 1 (the "Trust") holdings are comprised of the 400 stocks in the S&P MidCap 400 Index, which is designed to capture the price performance of the middle capitalization segment of the U.S. publicly traded stock market.

PERFORMANCE OVERVIEW:

The Trust seeks to match the total return of the S&P MidCap 400 Index. To accomplish this, the Trust utilizes a full replication approach. With this strategy, all 400 securities of the S&P MidCap 400 Index are owned by the Trust in their approximate market capitalization weight. A replication management approach results in low expected tracking error of the Trust relative to its benchmark.

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
3Com Corp.*	3,639,238	$8,479,425
99 Cents Only Stores*	421,500	4,623,855
ACI Worldwide, Inc.*	309,132	5,415,993
Acxiom Corp.	606,832	7,609,673
ADC Telecommunications, Inc.*	1,057,222	8,933,526
Adtran, Inc.	501,139	9,767,199
Advance Auto Parts, Inc.	858,972	34,066,830
Advanced Medical Optics, Inc.*	467,539	8,312,843
Advent Software, Inc.*	149,298	5,259,769
Aeropostale, Inc.*	600,527	19,282,922
Affiliated Managers Group, Inc.*	366,706	30,381,592
Affymetrix, Inc.*	630,797	4,882,369
AGCO Corp.*	823,735	35,099,348
AGL Resources, Inc.	688,445	21,603,404
Airgas, Inc.	740,530	36,767,315
Airtran Holdings, Inc.*	1,051,334	2,554,742
Alaska Air Group, Inc.*	323,429	6,594,717
Albemarle Corp.	820,884	25,316,063
Alberto-Culver Co.	760,086	20,704,743
Alexander & Baldwin, Inc.	371,300	16,348,339
Alexandria Real Estate Equities, Inc.	288,361	32,440,612
Alliance Data Systems Corp.*	604,123	38,289,316
Alliant Energy Corp.	991,760	31,944,590
Alliant Techsystems, Inc.*	295,895	27,796,376
AMB Property Corp.	880,098	39,868,439
American Eagle Outfitters, Inc.	1,848,758	28,193,559
American Financial Group, Inc.	672,340	19,834,030
American Greetings Corp., Class A	438,527	6,705,078
AmeriCredit Corp.*	1,044,411	10,579,883
Ametek, Inc.	958,275	39,068,872
AnnTaylor Stores Corp.*	512,310	10,574,078
Ansys, Inc.*	798,378	30,234,575
Apollo Investment Corp.	1,277,047	21,773,651
Apria Healthcare Group, Inc.*	393,894	7,184,627
Aptargroup, Inc.	609,356	23,831,913
Aqua America, Inc.	1,210,955	21,530,780
Arch Coal, Inc.	1,296,356	42,637,149
Arrow Electronics, Inc.*	1,074,282	28,167,674
Arthur J Gallagher & Co.	837,761	21,496,947

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
ArvinMeritor, Inc.	662,335	$8,636,848
Associated Banc-Corp.	1,145,217	22,847,079
Astoria Financial Corp.	722,787	14,983,375
Atmel Corp.*	4,006,654	13,582,557
Avis Budget Group, Inc.*	909,978	5,223,274
Avnet, Inc.*	1,350,559	33,264,268
Avocent Corp.*	402,227	8,229,564
BanCorp.south, Inc.	643,670	18,106,437
Bank of Hawaii Corp.	428,927	22,926,148
Barnes & Noble, Inc.	330,316	8,614,641
BE Aerospace, Inc.*	890,093	14,090,172
Beckman Coulter, Inc.	558,580	39,653,594
Belo Corp., Class A	789,234	4,703,835
Bill Barrett Corp.*	331,788	10,653,713
BJ's Wholesale Club, Inc.*	533,002	20,712,458
Black Hills Corp.	344,839	10,714,148
Blyth, Inc.	217,160	2,462,594
Bob Evans Farms, Inc.	277,780	7,580,616
Borders Group, Inc.	543,600	3,566,016
BorgWarner, Inc.	1,043,675	34,201,230
Boyd Gaming Corp.	512,399	4,796,055
BRE Properties, Inc.	458,350	22,459,150
Brinker International, Inc.	910,386	16,286,806
Brink's Co./The	378,586	23,101,318
Broadridge Financial Solutions, Inc.	1,261,376	19,412,577
Brown & Brown, Inc.	1,036,052	22,399,444
Cabot Corp.	577,050	18,338,649
Cadence Design Systems, Inc.*	2,336,917	15,797,559
Callaway Golf Co.	581,883	8,187,094
Camden Property Trust	477,339	21,890,767
Career Education Corp.*	659,971	10,790,526
Carlisle Cos, Inc.	547,875	16,419,814
Carmax, Inc.*	1,978,824	27,703,536
Carpenter Technology Corp.	398,533	10,222,371
Cathay General BanCorp.	444,235	10,572,793
Cephalon, Inc.*	610,411	47,300,748
Cerner Corp.*	609,409	27,204,018
Charles River Laboratories International, Inc.*	609,152	33,826,211
Charming Shoppes, Inc.*	1,020,620	4,990,832

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
Cheesecake Factory/The*	581,272	$8,498,197
Chemtura Corp.	2,176,294	9,923,901
Chico's FAS, Inc.*	1,584,956	8,669,709
Chipotle Mexican Grill, Inc., Class A*	296,117	16,431,532
Church & Dwight Co., Inc.	598,305	37,148,757
Cimarex Energy Co.	745,975	36,485,637
Cincinnati Bell , Inc.*	2,114,920	6,535,103
City National Corp./CA	360,808	19,591,874
Cleveland-Cliffs, Inc.	958,275	50,731,078
Commercial Metals Co.	1,028,314	17,368,223
Coldwater Creek, Inc.*	424,502	2,457,867
Collective Brands, Inc.*	573,090	10,493,278
Colonial BancGroup, Inc./The	1,814,918	14,265,255
Commerce Bancshares, Inc./Kansas City MO	562,900	26,118,560
CommScope, Inc.*	630,561	21,842,633
Community Health Systems, Inc.*	860,999	25,235,881
Con-way, Inc.	410,337	18,099,965
Copart, Inc.*	587,267	22,316,146
Corinthian Colleges, Inc.*	766,782	11,501,730
Corn Products International, Inc.	668,614	21,582,860
Corporate Executive Board Co./The	305,492	9,546,625
Corrections Corp. of America*	1,125,696	27,973,546
Cousins Properties, Inc.	391,823	9,885,694
Covance, Inc.*	565,946	50,035,286
Crane Co.	434,958	12,922,602
Cree, Inc.*	791,066	18,020,483
Cullen/Frost Bankers, Inc.	530,603	31,836,180
Cytec Industries, Inc.	427,176	16,621,418
Deluxe Corp.	462,634	6,657,303
Denbury Resources, Inc.*	2,217,092	42,213,432
Dentsply International, Inc.	1,334,870	50,111,020
DeVry, Inc.	551,454	27,319,031
Dick's Sporting Goods, Inc.*	762,045	14,920,841
Diebold, Inc.	590,797	19,561,289
Digital River, Inc.*	332,276	10,765,742
Dollar Tree, Inc.*	811,961	29,522,902
Donaldson Co., Inc.	705,860	29,582,593
DPL, Inc.	1,020,150	25,299,720
DreamWorks Animation SKG, Inc., Class A*	722,450	22,721,052

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
DRS Technologies, Inc.	372,240	$28,569,420
DST Systems, Inc.*	384,023	21,501,448
Duke Realty Corp.	1,318,959	32,420,012
Dun & Bradstreet Corp.	489,973	46,233,852
Dycom Industries, Inc.*	353,363	4,600,786
Eaton Vance Corp.	1,041,923	36,706,947
Edwards Lifesciences Corp.*	504,900	29,163,024
Encore Acquisition Co.*	478,802	20,004,348
Endo Pharmaceuticals Holdings, Inc.*	1,080,109	21,602,180
Energen Corp.	643,812	29,151,807
Energizer Holdings, Inc.*	522,173	42,061,035
Entercom Communications Corp., Class A	244,747	1,228,630
Equitable Resources, Inc.	1,175,000	43,099,000
Equity One, Inc.	285,855	5,857,169
Essex Property Trust, Inc.	229,572	27,165,255
Everest Re Group Ltd.	553,915	47,930,265
Exterran Holdings, Inc.*	590,576	18,874,809
F5 Networks, Inc.*	722,751	16,897,918
Factset Research Systems, Inc.	383,571	20,041,585
Fair Isaac Corp.	435,100	10,029,055
Fairchild Semiconductor International, Inc.*	1,122,437	9,978,465
Federal Realty Investment Trust	528,992	45,281,715
Federal Signal Corp.	426,555	5,843,803
Ferro Corp.	392,559	7,890,436
Fidelity National Financial, Inc., Class A	1,898,753	27,911,669
First American Corp.	831,668	24,534,206
First Niagara Financial Group, Inc.	1,051,821	16,566,181
FirstMerit Corp.	726,019	15,246,399
Flir Systems, Inc.*	1,249,948	48,023,002
Flowserve Corp.	515,241	45,737,944
FMC Corp.	671,666	34,516,916
FMC Technologies, Inc.*	1,144,136	53,259,531
Foot Locker, Inc.	1,391,569	22,487,755
Forest Oil Corp.*	806,117	39,983,403
Foundry Networks, Inc.*	1,322,023	24,074,039
Frontier Oil Corp.	932,732	17,180,923
Furniture Brands International, Inc.	372,382	3,917,459
Gartner, Inc.*	531,250	12,048,750
GATX Corp.	437,295	17,303,763

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
Gen-Probe, Inc.*	486,821	$25,825,854
Gentex Corp.	1,274,542	18,225,951
Global Payments, Inc.	716,441	32,139,543
Graco, Inc.	539,254	19,202,835
Granite Construction, Inc.	295,620	10,589,108
Great Plains Energy, Inc.	1,066,420	23,695,852
Greif, Inc., Class A	305,908	20,073,683
Guess, Inc.	540,802	18,814,502
Hanesbrands, Inc.*	841,983	18,313,130
Hanover Insurance Group, Inc./The	457,703	20,834,641
Hansen Natural Corp.*	663,310	20,065,127
Harsco Corp.	757,026	28,153,797
Harte-Hanks, Inc.	340,711	3,533,173
Hawaiian Electric Industries, Inc.	760,778	22,146,248
HCC Insurance Holdings, Inc.	1,029,919	27,807,813
Health Care REIT, Inc.	915,078	48,709,602
Health Management Associates, Inc., Class A*	2,194,214	9,127,930
Health Net, Inc.*	963,720	22,743,792
Helix Energy Solutions Group, Inc.*	824,808	20,026,338
Helmerich & Payne, Inc.	944,736	40,803,148
Henry Schein, Inc.*	802,497	43,206,438
Herman Miller, Inc.	500,359	12,243,785
Highwoods Properties, Inc.	566,877	20,158,146
Hill-Rom Holdings, Inc.	561,157	17,008,669
HNI Corp.	396,985	10,059,600
Hologic, Inc.*	2,301,042	44,479,142
Horace Mann Educators Corp.	350,760	4,514,281
Hormel Foods Corp.	629,497	22,838,151
Hospitality Properties Trust	843,629	17,311,267
Hovnanian Enterprises, Inc., Class A*	454,825	3,634,052
Hubbell, Inc., Class B	504,590	17,685,879
Idacorp, Inc.	406,768	11,832,881
IDEX Corp.	741,301	22,995,157
Idexx Laboratories, Inc.*	533,702	29,246,870
Imation Corp.	270,397	6,108,268
Ingram Micro, Inc., Class A*	1,489,480	23,935,944
Integrated Device Technology, Inc.*	1,525,550	11,868,779
International Rectifier Corp.*	653,941	12,437,958
International Speedway Corp., Class A	254,037	9,884,580

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
Intersil Corp., Class A	1,110,699	$18,415,389
Invitrogen Corp.*	828,888	31,331,966
ITT Educational Services, Inc.*	282,454	22,853,353
J Crew Group, Inc.*	465,299	13,293,592
Jack Henry & Associates, Inc.	772,880	15,712,650
JB Hunt Transport Services, Inc.	733,173	24,465,983
Jefferies Group, Inc.	1,078,247	24,152,733
JetBlue Airways Corp.*	1,642,034	8,128,068
JM Smucker Co./The	492,248	24,952,051
John Wiley & Sons, Inc., Class A	387,823	15,687,440
Jones Lang LaSalle, Inc.	362,608	15,766,196
Joy Global, Inc.	967,827	43,687,711
Kansas City Southern*	816,298	36,210,979
KBR, Inc.	1,524,841	23,284,322
Kelly Services, Inc., Class A	246,579	4,697,330
Kennametal, Inc.	687,701	18,650,451
Kindred Healthcare, Inc.*	268,494	7,402,380
Kinetic Concepts, Inc.*	508,088	14,526,236
Korn/Ferry International*	427,734	7,622,220
Lam Research Corp.*	1,126,287	35,466,778
Lamar Advertising Co., Class A*	680,814	21,030,344
Lancaster Colony Corp.	180,073	6,781,549
Lear Corp.*	694,295	7,290,097
Lender Processing Services, Inc.	749,163	22,864,455
Liberty Property Trust	837,965	31,549,382
Life Time Fitness, Inc.*	312,955	9,786,103
LifePoint Hospitals, Inc.*	478,084	15,365,620
LIncare Holdings, Inc.*	659,191	19,835,057
Lincoln Electric Holdings, Inc.	384,715	24,741,022
Louisiana-Pacific Corp.	816,210	7,590,753
Lubrizol Corp.	607,905	26,225,022
Macerich Co./The	670,233	42,660,330
Mack-Cali Realty Corp.	590,469	19,999,185
Macrovision Solutions Corp.*	748,720	11,515,314
Manpower, Inc.	712,951	30,770,965
Martin Marietta Materials, Inc.	371,522	41,603,034
Marvel Entertainment, Inc.*	440,404	15,035,393
Matthews International Corp., Class A	277,488	14,079,741
McAfee, Inc.*	1,358,457	46,133,200

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock			Shares	Value
MDC Holdings, Inc.			328,760	$12,029,328
MDU Resources Group, Inc.			1,645,177	47,710,133
Media General, Inc., Class A			205,448	2,553,719
Medicis Pharmaceutical Corp., Class A			509,250	7,592,917
Mentor Graphics Corp.*			829,314	9,412,714
Mercury General Corp.			319,509	17,493,118
Metavante Technologies, Inc.*			805,558	15,515,047
Mine Safety Appliances Co.			266,662	10,165,155
Minerals Technologies, Inc.			169,768	10,077,428
Modine Manufacturing Co.			289,811	4,196,463
Mohawk Industries, Inc.*			503,707	33,944,815
MP	S	Group, Inc.*	835,096	8,417,768
MSC Industrial Direct Co., Class A			406,617	18,732,845
National Fuel Gas Co.			731,589	30,858,424
National Instruments Corp.			508,407	15,277,630
Nationwide Health Properties, Inc.			869,047	31,268,311
Navigant Consulting, Inc.*			416,648	8,287,129
NBTY, Inc.*			487,760	14,398,675
NCR Corp.*			1,469,019	32,391,869
NetFlix, Inc.*			388,068	11,983,540
NeuStar, Inc., Class A*			707,204	14,066,288
New York Community Bancorp, Inc.			3,086,192	51,817,164
Newfield Exploration Co.*			1,187,031	37,973,122
Nordson Corp.			306,236	15,039,250
Northeast Utilities			1,396,843	35,829,023
NSTAR			959,055	32,128,342
NVR, Inc.*			48,722	27,868,984
Oceaneering International, Inc.*			497,587	26,531,339
OGE Energy Corp.			828,773	25,592,510
Old Republic International Corp.			2,071,715	26,414,366
Olin Corp.			677,023	13,134,246
Omnicare, Inc.			933,813	26,865,800
Oneok, Inc.			937,743	32,258,359
O'Reilly Automotive, Inc.*			1,202,986	32,203,935
Oshkosh Corp.			669,267	8,807,554
Overseas Shipholding Group, Inc.			242,650	14,148,921
Pacific Sunwear Of California*			589,994	3,970,660
Packaging Corp. of America			930,341	21,565,304
PacWest Bancorp			219,790	6,283,796
Palm, Inc.*			975,139	5,821,580

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock			Shares	Value
Parametric Technology Corp.*			1,035,866	$19,059,934
Patriot Coal Corp.*			569,267	16,537,206
Patterson-UTI Energy, Inc.			1,406,478	28,157,690
PDL BioPharma, Inc.*			1,072,327	9,983,364
Pentair, Inc.			888,217	30,705,662
PepsiAmericas, Inc.			514,349	10,657,311
Perrigo Co.			697,200	26,814,312
PetSmart, Inc.			1,137,080	28,097,247
Pharmaceutical Product Development, Inc.			1,069,493	44,223,536
Philadelphia Consolidated Holding Co.*			520,146	30,464,951
Phillips-Van Heusen Corp.			461,615	17,499,825
Plains Exploration & Production Co.*			966,172	33,970,608
Plantronics, Inc.			439,322	9,893,531
PMI Group, Inc./The			622,974	1,837,773
PN	M	Resources, Inc.	775,820	7,944,397
Polycom, Inc.*			763,992	17,671,135
Potlatch Corp.			354,710	16,454,997
priceline.com, Inc.*			349,212	23,896,577
Pride International, Inc.*			1,553,985	46,013,496
Protective Life Corp.			627,488	17,889,683
Psychiatric Solutions, Inc.*			499,800	18,967,410
Puget Energy, Inc.			1,164,437	31,090,468
Quanta Services, Inc.*			1,575,182	42,545,666
Quicksilver Resources, Inc.*			1,016,824	19,960,255
Ralcorp Holdings, Inc.*			504,741	34,024,591
Raymond James Financial, Inc.			861,965	28,427,606
Rayonier, Inc.			705,993	33,428,769
Realty Income Corp.			909,978	23,295,437
Regency Centers Corp.			628,300	41,901,327
Regis Corp.			386,821	10,637,577
Reliance Steel & Aluminum Co.			572,092	21,722,333
Rent-A-Center, Inc./TX*			598,766	13,340,506
Republic Services, Inc.			1,389,064	41,644,139
Resmed, Inc.*			678,503	29,175,629
RF Micro Devices, Inc.*			2,349,605	6,860,847
Rollins, Inc.			371,354	7,048,299
Roper Industries, Inc.			804,631	45,831,782
Ross Stores, Inc.			1,181,057	43,474,708
RPM International, Inc.			1,168,937	22,607,242
Ruddick Corp.			351,167	11,395,369

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
Ryland Group, Inc.	382,617	$10,147,003
SAIC, Inc.*	1,728,276	34,963,023
Saks, Inc.*	1,274,187	11,786,230
SCANA Corp.	1,050,429	40,893,201
Scholastic Corp.	238,082	6,113,946
Scientific Games Corp., Class A*	583,467	13,431,410
Scotts Miracle-Gro Co./The, Class A	388,768	9,190,476
SEI Investments Co.	1,203,962	26,727,956
Semtech Corp.*	554,473	7,740,443
Sensient Technologies Corp.	433,699	12,199,953
Sepracor, Inc.*	977,397	17,896,139
Service Corp. International/US	2,309,135	19,304,369
Shaw Group, Inc./The*	749,474	23,031,336
Sierra Pacific Resources	2,101,985	20,137,016
Silicon Laboratories, Inc.*	429,335	13,180,584
Smithfield Foods, Inc.*	1,050,007	16,674,111
Sonoo Products Co.	893,792	26,527,747
Sotheby's	604,318	12,122,619
SPX Corp.	486,496	37,460,192
SRA International, Inc., Class A*	381,979	8,644,185
Stancorp Financial Group, Inc.	439,003	22,828,156
Steel Dynamics, Inc.	1,602,264	27,382,692
Stericycle, Inc.*	766,879	45,176,842
STERIS Corp.	530,452	19,934,386
Strayer Education, Inc.	128,172	25,667,725
Superior Energy Services, Inc.*	725,363	22,587,804
SVB Financial Group*	291,771	16,899,376
Sybase, Inc.*	722,636	22,127,114
Synopsys, Inc.*	1,293,859	25,812,487
Synovus Financial Corp.	2,519,856	26,080,510
TCF Financial Corp.	1,035,591	18,640,638
Tech Data Corp.*	453,383	13,533,483
Techne Corp.*	347,132	25,035,160
Teleflex, Inc.	356,223	22,616,598
Telephone & Data Systems, Inc.	955,831	34,170,958
Temple-Inland, Inc.	953,804	14,555,049
Terra Industries, Inc.	824,622	24,243,887
Thomas & Betts Corp.*	517,082	20,202,394
Thor Industries, Inc.	318,604	7,907,751
Tidewater, Inc.	462,776	25,619,279

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
Timberland Co., Class A*	423,326	$7,353,173
Timken Co.	762,574	21,618,973
Toll Brothers, Inc.*	1,169,856	29,515,467
Tootsie Roll Industries, Inc.	232,406	6,718,857
Trimble Navigation Ltd.*	1,085,643	28,074,728
Trinity Industries, Inc.	733,341	18,868,864
Tupperware Brands Corp.	557,889	15,414,473
UDR, Inc.	1,149,643	30,063,164
Under Armour, Inc., Class A*	327,087	10,388,283
United Rentals, Inc.*	532,479	8,114,980
United Therapeutics Corp.*	204,854	21,544,495
Unitrin, Inc.	445,246	11,104,435
Universal Corp./Richmond VA	228,166	11,200,669
Universal Health Services, Inc., Class B	456,834	25,596,409
Urban Outfitters, Inc.*	1,021,533	32,556,257
URS Corp.*	758,192	27,802,901
Valassis Communications, Inc.*	431,495	3,736,747
Valeant Pharmaceuticals International*	790,791	16,187,492
Valspar Corp.	896,026	19,972,420
Valueclick, Inc.*	777,634	7,955,196
Varian, Inc.*	263,696	11,312,558
VCA Antech, Inc.*	757,793	22,332,160
Vectren Corp.	727,133	20,250,654
Vertex Pharmaceuticals, Inc.*	1,338,182	44,481,170
Vishay Intertechnology, Inc.*	1,673,953	11,081,569
Wabtec Corp.	434,914	22,280,644
Waddell & Reed Financial, Inc., Class A	769,642	19,048,639
Warnaco Group, Inc./The*	413,389	18,722,388
Washington Federal, Inc.	788,950	14,556,127
Webster Financial Corp.	471,858	11,914,414
Weingarten Realty Investors	671,137	23,939,457
WellCare Health Plans, Inc.*	374,489	13,481,604
Wendy's/Arby's Group, Inc., Class A	4,197,650	22,079,639
Werner Enterprises, Inc.	382,280	8,299,299
Westamerica Bancorporation	260,064	14,961,482
Westar Energy, Inc.	971,148	22,375,250
Western Digital Corp.*	1,988,811	42,401,451
WGL Holdings, Inc.	448,168	14,543,052
Williams-Sonoma, Inc.	777,247	12,575,856
Wilmington Trust Corp.	604,619	17,431,166

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Common Stock	Shares	Value
Wind River Systems, Inc.*	623,045	$6,230,450
Wisconsin Energy Corp.	1,049,857	47,138,579
Worthington Industries, Inc.	537,561	8,031,161
WR Berkley Corp.	1,257,718	29,619,259
YRC Worldwide, Inc.*	514,358	6,151,722
Zebra Technologies Corp., Class A*	585,556	16,307,735
Total Investments (Cost $11,531,554,619)		$8,340,106,270

(*)  Non-income producing security for the year ended September 30, 2008.

The securities of the Trust's investment portfolio categorized by industry group, as a percentage of total investments at value, are as follows:

Industry Classification	Value	Percentage
Retail	$606,030,379	7.27%
REITS	568,124,421	6.81%
Commercial Services	498,070,334	5.97%
Electric	436,472,358	5.23%
Oil & Gas	416,498,775	4.99%
Healthcare-Products	380,561,234	4.56%
Insurance	374,915,037	4.50%
Banks	293,722,107	3.52%
Chemicals	277,834,896	3.33%
Miscellaneous Manufacture	263,586,897	3.16%
Software	241,060,013	2.89%
Machinery-Diversified	222,494,695	2.67%
Healthcare-Services	214,975,996	2.58%
Electronics	213,629,774	2.56%
Computers	203,165,500	2.44%
Pharmaceuticals	200,990,423	2.41%
Telecommunications	162,294,684	1.95%
Semiconductors	152,206,750	1.82%
Transportation	149,344,487	1.79%
Diversified Financial Services	149,297,400	1.79%
Food	144,967,539	1.74%
Oil & Gas Services	141,279,821	1.69%
Biotechnology	141,167,206	1.69%
Internet	125,861,737	1.51%
Gas	116,407,341	1.40%
Iron/Steel	110,058,474	1.32%
Electrical Component & Equipment	98,815,786	1.18%
Savings & Loans	97,922,847	1.17%

MidCap SPDR Trust, Series 1
Schedule of Investments
September 30, 2008

Industry Classification	Value	Percentage
Environmental Control	$96,986,136	1.16%
Home Builders	91,102,585	1.09%
Engineering & Construction	89,308,453	1.07%
Packaging & Containers	82,721,783	0.99%
Household Products/Wares	70,921,378	0.85%
Aerospace/Defense	70,455,968	0.84%
Coal	59,174,355	0.71%
Auto Parts & Equipment	54,324,638	0.65%
Media	50,329,155	0.60%
Forest Products & Paper	49,883,766	0.60%
Building Materials	49,193,787	0.59%
Metal Fabricate/Hardware	47,018,357	0.56%
Entertainment	46,037,042	0.55%
Machinery-Construction & Mining	43,687,711	0.52%
Hand/Machine Tools	43,391,473	0.52%
Distribution/Wholesale	37,469,427	0.45%
Apparel	36,463,844	0.44%
Textiles	33,944,815	0.41%
Pipelines	32,258,359	0.39%
Beverages	30,722,438	0.37%
Advertising	24,563,517	0.30%
Office Furnishings	22,303,385	0.27%
Investment Companies	21,773,651	0.26%
Water	21,530,780	0.26%
Cosmetics/Personal Care	20,704,743	0.25%
Leisure Time	17,973,197	0.22%
Trucking & Leasing	17,303,763	0.21%
Airlines	17,277,527	0.21%
Real Estate	15,766,196	0.19%
Toys/Games/Hobbies	15,035,393	0.18%
Agriculture	11,200,669	0.13%
Auto Manufacturers	8,807,554	0.11%
Lodging	4,796,055	0.06%
Home Furnishings	3,917,459	0.05%
Total	$8,340,106,270	100.00%

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statement of Assets and Liabilities

September 30, 2008
Assets:
Investments in securities, at value (cost $11,531,554,619)	$8,340,106,270
Cash	39,256,265
Receivable from units created	368,488,744
Dividends receivable	9,116,257
Receivable for securities sold	342,935,352
Total Assets	9,099,902,888
Liabilities:
Payable for securities purchased	477,931,212
Distribution payable	28,367,639
Payable to Sponsor	8,069,644
Accrued Trustee fees	713,570
Other accrued expenses	3,064,504
Payable for units redeemed	235,792,076
Total Liabilities	753,938,645
NET ASSETS	$8,345,964,243
Net assets represented by:
Interest of Unitholders (63,163,562 units of fractional undivided interest (MidCap SPDRs) outstanding; unlimited units authorized)
Paid in capital	$12,236,746,833
Distributions in excess of net investment income	(19,046,278)
Accumulated net realized gains on investments	(680,287,963)
Unrealized depreciation on investments	(3,191,448,349)
NET ASSETS	$8,345,964,243
Net asset value per MidCap SPDR ($8,345,964,243/63,163,562 MidCap SPDRs)	$132.13

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Operations

	Year Ended September 30,
	2008	2007	2006
Investment income
Dividend income	$117,530,559	$138,279,498	$123,897,645
Expenses
Trustee fees and expenses	9,237,628	9,628,010	9,431,705
Printing and distribution expenses	10,747,721	11,456,710	10,936,424
Audit fees	120,000	143,112	79,112
Legal fees	93,238	103,862	101,653
License fees	2,736,388	2,816,239	2,749,982
Other Fees & Expenses	126,311	—	—
Total expenses	23,061,286	24,147,933	23,298,876
Less: voluntary fee reduction by the Trustee (see Note 3)	(704,533)	(1,172,886)	(875,397)
Net expenses	22,356,753	22,975,047	22,423,479
Net Investment Income	95,173,806	115,304,451	101,474,166
Realized and unrealized gains (losses) on investments
Net realized gains/(losses)	(573,029,061)	(4,809,644)	18,784,496
Net realized gains from in-kind redemptions	1,156,366,002	1,227,357,766	1,243,027,600
Net increase (decrease) in unrealized appreciation (depreciation) of investments	(2,351,208,029)	81,995,656	(857,567,644)
Net realized and unrealized gains/(losses) on investments	(1,767,871,088)	1,304,543,778	404,244,452
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,672,697,282)	$1,419,848,229	$505,718,618

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Statements of Changes in Net Assets

	Year Ended September 30,
	2008	2007	2006
Increase (Decrease) in Net Assets From:
Operations:
Net investment income	$95,173,806	$115,304,451	$101,474,166
Net realized gains on investments and in-kind redemptions	583,336,941	1,222,548,122	1,261,812,096
Net increase (decrease) in unrealized appreciation (depreciation) on investments	(2,351,208,029)	81,995,656	(857,567,644)
Net increase (decrease) in net assets resulting from operations	(1,672,697,282)	1,419,848,229	505,718,618
Dividends and Distributions to Unitholders from:
Net investment income	(105,741,473)	(115,754,474)	(95,899,706)
Total dividends and distributions	(105,741,473)	(115,754,474)	(95,899,706)
Unitholder Transactions:
Proceeds from subscriptions of MidCap SPDR units	23,784,672,829	12,039,027,297	7,167,944,824
Reinvestment of dividends and distributions	767,329	1,026,976	762,797
Less: Redemptions of MidCap SPDR units	(23,639,153,195)	(11,712,693,191)	(7,558,100,034)
Increase (decrease) in net assets due to unitholder transactions	146,286,963	327,361,082	(389,392,413)
Total increase (decrease)	(1,632,151,792)	1,631,454,837	20,426,499
Net Assets:
Beginning of year	9,978,116,035	8,346,661,198	8,326,234,699
End of year (including undistributed (distributions in excess of) net investment income of $(19,046,278), $(3,306,976) and $6,206,989, respectively)	$8,345,964,243	$9,978,116,035	$8,346,661,198

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Financial Highlights
Selected Data for a MidCap SPDR

	Year Ended September 30,
	2008		2007		2006		2005		2004
Net Asset Value, beginning of year	$160.79		$137.56		$130.82		$108.59		$93.50
Investment Operations:
Net investment income*	1.61		1.83		1.58		1.36		1.02
Net realized and unrealized gains (losses) on investments	(28.56)		23.39		6.65		22.21		15.06
Total from Investment Operations	(26.95)		25.22		8.23		23.57		16.08
Less Distributions from:
Net investment income	(1.71)		(1.99)		(1.49)		(1.34)		(0.99)
Total Distributions	(1.71)		(1.99)		(1.49)		(1.34)		(0.99)
Net Asset Value, End of Year	$132.13		$160.79		$137.56		$130.82		$108.59
Total Investment Return	(16.84)%		18.37%		6.26%		21.77%		17.21%
Ratios and Supplemental Data
Net assets, end of year (000's)	$8,345,964		$9,978,116		$8,346,661		$8,326,235		$6,536,032
Ratio of expenses to average net assets	0.25	%(1)	0.25	%(1)	0.25	%(1)	0.25	%(1)	0.25	%(1)
Ratio of net investment income to average net assets	1.08	%(1)	1.26	%(1)	1.13	%(1)	1.11	%(1)	0.96	%(1)
Portfolio turnover rate(2)	28.95%		21.30%		16.87%		19.17%		16.29%

(1)  Net of voluntary fee reduction by the Trustee. Before voluntary fee reduction by the Trustee the net investment income and expenses to average net assets ratios would have been 1.06% and 0.26% for the year ended September 30, 2008, 1.25% and 0.26% for the year ended September 30, 2007, 1.12% and 0.26% for the year ended September 30, 2006, 1.10% and 0.25% for the year ended September 30, 2005, 0.96% and 0.25% for the year ended September 30, 2004 (see Note 3).

(2)  Portfolio turnover rate excludes securities received or delivered from processing creations or redemptions of MidCap SPDRs.

*  Per share numbers have been calculated using the average share method.

The accompanying notes are an integral part of these financial statements.

MidCap SPDR Trust, Series 1
Notes to Financial Statements
September 30, 2008

Note 1 - Organization

MidCap SPDR Trust, Series 1 (the "Trust") is a unit investment trust created under the laws of the State of New York and registered under the Investment Company Act of 1940. The Trust was created to provide investors with the opportunity to purchase a security representing a proportionate undivided interest in a portfolio of securities consisting of substantially all of the common stocks, in substantially the same weighting, which comprise the Standard & Poor's Midcap 400 Composite Price Index (the "S&P MidCap Index"). Each unit of fractional undivided interest in the Trust is referred to as a MidCap Standard & Poor's Depository Receipt ("MidCap SPDR"). The Trust commenced operations on April 27, 1995 upon the initial issuance of 375,000 MidCap SPDRs (equivalent to 15 "Creation Units"- see Note 4) in exchange for a portfolio of securities assembled to reflect the intended portfolio composition of the Trust.

Note 2 - Summary of Significant Accounting Policies

The financial statements of the Trust are prepared in accordance with accounting principles generally accepted in the United States of America.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates. The following is a summary of significant accounting policies followed by the Trust.

Security Valuation - Portfolio securities are valued based on the closing sale price on the exchange deemed to be the principal market for the security. If no closing sale price is available, then the security is valued at the mean between the closing bid and offer prices on the exchange deemed to be the principal market for the security. If there are no closing bid and offer prices available, valuation will be determined by the Trustee in good faith based on available information.

Investment Transactions - Investment transactions are recorded on the trade date. Realized gains and losses from the sale or disposition of securities are recorded on a specific identification basis. Dividend income is recorded on the ex-dividend date.

Distributions to Unitholders - The Trust intends to declare and distribute dividends from net investment income quarterly. The Trust will distribute net realized capital gains, if any, at least annually.

Federal Income Tax - The Trust has qualified and intends to continue to qualify for and elect treatment as a "regulated investment company" under Subchapter M of the Internal Revenue Code of 1986, as amended. By so qualifying and electing, the Trust is not subject to federal income taxes to the extent it distributes its taxable income, including any net realized capital gains, for each fiscal year. In addition, by distributing during each calendar year substantially all of its net investment income and capital gains, if any, the Trust is not subject to federal excise tax.

In July 2006, the Financial Accounting Standards Board (FASB) released FASB Interpretation No. 48 "Accounting for Uncertainty in Income Taxes" (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken in the course of preparing the Trust's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax benefits of positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax expense in the current year. Adoption of FIN 48 is required for fiscal years beginning after December 15, 2006. Management has reviewed the tax positions for the open tax year as of September 30, 2008, and have determined that there is no impact resulting from the adoption of this interpretation on the Trust's financial statements.

Note 3 - Transactions with the Trustee and Sponsor

In accordance with the Trust Agreement, The Bank of New York Mellon (formerly the Bank of New York) (the "Trustee") maintains the Trust's accounting records, acts as custodian and transfer agent to the Trust, and provides administrative services, including filing of all required regulatory reports. The Trustee is also responsible for determining the composition of the portfolio of securities which must be delivered in exchange for the issuance of Creation Units of the Trust, and for adjusting the composition of the Trust's portfolio from time to time to conform to changes in the composition and/or weighting structure of the S&P MidCap Index. For these services, the Trustee receives a fee at the following annual rates:

Net Asset Value of the Trust		Fee as a Percentage of Net Asset Value of the Trust
$0-$500,000,000	*	14/100 of 1% per annum
$500,000,001-$1,000,000,000	*	12/100 of 1% per annum
$1,000,000,001 and above*		10/100 of 1% per annum

*  The fee indicated applies to that portion of the net asset value of the Trust, which falls in the size category indicated.

The Trustee voluntarily agreed to reduce its fee for the years ended September 30, 2008, 2007, and 2006 as disclosed in the Statements of Operations. The amount of the reduction equals the Federal Funds Rate, as published in the Wall Street Journal multiplied by each day's daily cash balance in the Trust's cash account, reduced by the amount of reserves for that account required by the Federal

Reserve Board of Governors. The Trustee reserves the right to discontinue this voluntary fee reduction in the future.

PDR Services LLC (the "Sponsor", a wholly-owned subsidiary of NYSE Alternext US LLC, an indirect wholly-owned subsidiary of NYSE Euronext) agreed to reimburse the Trust for, or assume, the ordinary operating expenses of the Trust, which exceeded 30/100 of 1% per annum of the daily net asset value of the Trust as calculated by the Trustee. There were no expenses assumed by the Sponsor for the years ended September 30, 2008, 2007 and 2006.

The Sponsor retains the ability to be repaid by the Trust for expenses so reimbursed or assumed to the extent that expenses fall below the expense limitation described above on any given day during the year. There is no outstanding amount subject to recoupment by the Sponsor of expenses so reimbursed in subsequent periods.

Note 4 - Trust Transactions in Midcap SPDRs

Transactions in MidCap SPDRs were as follows:

	Year Ended September 30, 2008		Year Ended September 30, 2007
	MidCap SPDRs	Amount	MidCap SPDRs	Amount
MidCap SPDRs sold	158,750,000	$23,784,672,829	77,325,000	$12,039,027,297
Dividend reinvestment MIDCAP SPDRs issued	5,069	767,329	6,707	1,026,976
MidCap SPDRs redeemed	(157,650,000)	(23,639,153,195)	(75,950,000)	(11,712,693,191)
Net increase/decrease	1,105,069	$146,286,963	1,381,707	$327,361,082

	Year Ended September 30, 2006
	MidCap SPDRs	Amount
MidCap SPDRs sold	51,850,000	$7,167,944,824
Dividend reinvestment MIDCAP SPDRs issued	5,517	762,797
MidCap SPDRs redeemed	(54,825,000)	(7,558,100,034)
Net increase/decrease	(2,969,483)	$(389,392,413)

Except under the Trust's dividend reinvestment plan, MidCap SPDRs are issued and redeemed by the Trust only in Creation Unit size aggregations of 25,000 MidCap SPDRs. Such transactions are only permitted on an in-kind basis, with a balancing cash component to equate the transaction to the net asset value per unit of the Trust on the transaction date. Transaction fees, in the amount of the lesser of 20/100 of 1% of current market value of 1 Creation Unit or $3,000, are charged to those persons creating or redeeming Creation Units. Transaction fees are received by the Trustee directly from the authorized participants and used to offset the expense of processing orders. During the year ended September 30, 2008, the Trustee earned $1,263,000 in transaction fees. The Trustee, in its sole discretion, may voluntarily reduce or waive its fee, or modify its transaction fee schedule, subject to certain limitations. There were no reductions or waivers of such fees for the year ended September 30, 2008.

At September 30, 2008, the Trustee and its affiliates held $841,659,379 MidCap SPDRs, or 10.1% of fractional undivided interest in the Trust.

Note 5 - Investment Transactions

For the year ended September 30, 2008 the Trust had net in-kind contributions, net in-kind redemptions, purchases and sales of investment securities of $23,744,008,878, $23,386,469,753, $2,829,021,360 and $3,046,666,165, respectively.

Note 6 - Federal Income Tax Status

The following details the tax basis distributions and components of distributable earnings as of September 30, 2008. The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales and amortization of license fees.

Cost of investments for federal income tax purposes	$11,716,517,760
Gross unrealized appreciation	$33,999,058
Gross unrealized depreciation	(3,410,410,548)
Net unrealized depreciation	$(3,376,411,490)
Distributable earnings, ordinary income	$20,827,008
Capital loss carryforwards expiring:
9/30/10	(29,591,377)
9/30/11	(109,279,926)
9/30/12	(80,183,853)
9/30/16	(9,135,633)
$228,190,789

For the year ended September 30, 2008, the Trust utilized $0 of capital loss carryforwards.

To the extent that capital losses are used to offset future capital gains, it is probable that gains so offset will not be distributed to shareholders.

At September 30, 2008 the Trust deferred $265,414,987 of capital losses arising subsequent to October 31, 2007. For tax purposes, such losses will be reflected in the year ending September 30, 2009.

The tax composition of dividends paid during the years ending September 30, 2008, September 30, 2007 and September 30, 2006 were from ordinary income.

As of September 30, 2008, the Trust had permanent book/tax differences primarily attributable to gains or losses from in-kind redemptions and distributions received from real estate investment trusts. To reflect reclassifications arising from these differences, accumulated net realized loss on investments was increased by

$845,177,443, additional paid in capital was increased by $850,349,078, and undistributed net investment income was decreased by $5,171,635.

Note 7 - Representations and Indemnifications

In the normal course of business the Trust enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Trust's maximum exposure under these arrangements in unknown as this would involve future claims that maybe made against the Trust that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

Note 8 - Recent Accounting Pronouncement

On September 15, 2006, the FASB released Statement of Financial Accounting Standards No. 157, "Fair Value Measurements" ("FAS 157") which provides enhanced guidance for measuring fair value. The standard requires companies to provide expanded information about the assets and liabilities measured at fair value and the potential effect of these fair valuations on an entity's financial performance. The standard does not expand the use of fair value in any new circumstances, but provides clarification on acceptable fair valuation methods and applications. Adoption of FAS 157 is required for fiscal years beginning after November 15, 2007. At this time, management is evaluating the implications of FAS 157 and its impact in the financial statements has not yet been determined.

Note 9 - Related Party Transactions

During the fiscal year ended September 30, 2008, 2007 and 2006 the Trust paid $4,718,331, $3,125,040 and $2,582,136 respectively, in commissions on trades to a related party, BNY ConvergEx. BNY ConvergEx is an affiliate of The Bank of New York Mellon Corporation. The standing instructions with the BNY ConvergEx require all trades to be executed at the close of business on any exchange that the securities are traded.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustee and Unitholders of MidCap SPDR Trust, Series 1:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of MidCap SPDR Trust, Series 1 (the "Trust") at September 30, 2008, the results of its operations and the changes in its net assets for each of the three years in the period ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Trust's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which include confirmation of securities at September 30, 2008 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP
New York, New York
January 9, 2009

ESSENTIAL INFORMATION AS OF SEPTEMBER 30, 2008*

Total Trust Assets:	$9,099,902,888

Net Trust Assets:	$8,345,964,243

Number of MidCap SPDRs:	63,163,562

Fractional Undivided Interest in Trust Represented by each MidCap SPDR:	1/63,163,562

Record Date:	Quarterly, on the second (2nd) Business Day after the third Friday in each of March, June, September and December.

Dividend Payment Dates:	Quarterly, on the last Business Day of April, July, October and January.

Trustee's Annual Fee:	From 14/100 of one percent to 10/100 of one percent, based on net asset value of the Trust, as the same may be reduced by certain amounts, plus the Transaction Fee.

Estimated Ordinary Operating Expenses of the Trust:	25/100 of one percent (inclusive of Trustee's annual fee)

Net Asset Value per MidCap SPDR (based on the value of the securities, other net assets of the Trust and number of MidCap SPDR's outstanding):	$132.13

Evaluation Time:	Closing time of the regular trading session on the New York Stock Exchange, Inc. (ordinarily 4:00 p.m. New York time).

Licensor:	Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

Mandatory Termination Date:	The first to occur of (i) April 27, 2120 or (ii) the date 20 years after the death of the last survivor of eleven persons named in the Agreement, the oldest of whom was born in 1990 and the youngest of whom was born in 1993.

Discretionary Termination:	Trust may be terminated if the value of the securities held by the Trust is less than $100,000,000, as such amount shall be adjusted for inflation.

*  The Trust Agreement became effective and the initial deposit was made on April 27, 1995 (the "Initial Date of Deposit").

MIDCAP SPDR TRUST
Frequency Distribution of Discounts and Premiums
Bid/Ask Price vs. Net Asset Value (NAV)
(Unaudited)

Five Year Period Ending 9/30/2008

Premium/Discount Range	Number of Trading Days	Percentage of Total Trading Days
Greater than 0.25%	28	2.2%
Between zero and 0.25%	517	41.1%
Bid/Ask Price Equal to NAV	40	3.2%
Between zero and -0.25%	656	52.1%
Less than -0.25%	18	1.4%
Total:	1,259	100%

Comparision of Total Returns Based on NAV and Bid/Ask Price(1)(2)
From Inception to 9/30/08

Cummulative Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust
Return Based on NAV	(16.84%)	49.34%	157.56%	342.26%
Return Based on Bid/Ask Price	(17.37%)	48.57%	153.93%	339.85%
S&P MidCap 400 Index	(16.68%)	51.42%	166.40%	364.36%

Average Annual Total Return

	1 Year	5 Year	10 Year	Since Inception
MidCap SPDR Trust
Return Based on NAV	(16.84%)	8.35%	9.92%	11.71%
Return Based on Bid/Ask Price	(17.37%)	8.24%	9.77%	11.66%
S&P MidCap 400 Index	(16.68%)	8.65%	10.29%	12.11%

(1)  The Bid/Ask Price is calculated based on the best bid and best offer on the American Stock Exchange LLC ("Amex") at 4:00 p.m. However, prior to April 3, 2001, the Bid/Ask Price is based on the midpoint of the best bid and best offer on the Amex at the close of trading, ordinarily 4:15 pm.

(2)  Average Annual Return and Cummulative Total Return for the period since inception is calculated from the inception date of April 27, 1995.

MidCap SPDR Trust, Series 1

Sponsor

PDR Services LLC
c/o NYSE Alternext US LLC
11 Wall Street
New York, NY 10005

Trustee

The Bank of New York Mellon
2 Hanson Place
Brooklyn, NY 11217

Distributor

ALPS Distributors, Inc.
1290 Broadway
Suite 1100
Denver, CO 80203

Independent Registered Public Accounting Firm

PricewaterhouseCoopers LLP
PricewaterhouseCoopers Center
300 Madison Avenue
New York, NY 10017

Legal Counsel

Katten Muchin Rosenman LLP
575 Madison Avenue
New York, NY 10022

NOTES

NOTES

NOTES

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